INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about intangible assets [abstract]
INTANGIBLE ASSETS, NET
NOTE 10:-      INTANGIBLE ASSETS, NET

Balance as of December 31, 2018

License and Knowhow
Cost
Balance as of January 1, 2018	1,526
Additions	12
Balance as of December 31, 2018	1,538

Accumulated Amortization
Balance as of January 1, 2018	891
Additions	152
Balance as of December 31, 2018	1,043

Amortized cost
Balance as of December 31, 2018	495

Balance as of December 31, 2017

License and Knowhow
Cost
Balance as of January 1, 2017	1,496
Additions	30
Balance as of December 31, 2017	1,526

Accumulated Amortization
Balance as of January 1, 2017	723
Additions	168
Balance as of December 31, 2017	891

Amortized cost
Balance as of December 31, 2017	635

Intangible assets include exclusive licenses to use patents, know-how and intellectual property for the development, manufacturing and marketing of products related to burn treatments and other products in the field of wound care. These licenses were purchased from third parties and from one of the Company's shareholders (see Note 15c).